BRINSON ENHANCED S&P 500 FUND                                      ANNUAL REPORT
BRINSON ENHANCED NASDAQ-100 FUND

                                                             October 15, 2001

Dear Shareholder,

     We are deeply saddened by the tragic events of September 11, 2001. All of us who are part of the global UBS family mourn the terrible loss of life on that day, and our heartfelt condolences are with our many friends, colleagues, neighbors, and others who have been personally affected. As a company, we are grateful for, and actively support, those engaged in the courageous and tireless rescue, relief and recovery efforts.

     We would like to assure you that we are fully operational and your account records and assets have been secure at all times. The economic and capital markets in the U.S. are fundamentally sound and we remain committed to helping you meet your financial goals.

     These are challenging times. Our nation and economy have faced tragedy before and have demonstrated remarkable resilience. At times like these, it is important for investors to stay focused on the fundamentals of a solid, long-term investment program. We remain committed to providing sound advice toward helping investors meet their long-term investment needs.

     We present you with the annual report for the Brinson Enhanced S&P 500 Fund and the Brinson Enhanced Nasdaq-100 Fund (formerly named the PaineWebber Enhanced S&P 500 Fund and the PaineWebber Enhanced Nasdaq-100 Fund, respectively) for the fiscal year ended September 30, 2001.

ANNUAL REPORT                                      BRINSON ENHANCED S&P 500 FUND
                                                BRINSON ENHANCED NASDAQ-100 FUND

MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]


           Dramatic changes in the U.S. economic and monetary climate spurred a sharp correction in stock prices during the fiscal year ended September 30, 2001. Despite repeated interest rate cuts by the Federal Reserve Board (the "Fed"), in an effort to invigorate the economy, slowing economic growth was marked by deteriorating corporate earnings, surging unemployment claims, slowing manufacturing sales and a drop in consumer confidence. At the same time, a synchronized worldwide slowdown harmed U.S. companies previously cushioned from domestic weakness by robust markets in Europe and Asia.

           Although the markets suffered late in the fiscal year, the September 11 tragedy increased the momentum of the markets' downward decline. Certainly, the last quarter only exacerbated what had been a disappointing year for equities in general. During the fiscal year ended September 30, 2001, the Nasdaq Composite plummeted 59.2% while the S&P 500 fell 26.6%. Although most major equity indices declined during the period, securities with a value orientation escaped some of the more dramatic dips in stock prices. Value stocks, represented by the Russell 1000 Value Index, declined by just under 9%.

           Economic and market weaknesses depressed equities before September's arrival. Business spending had endured a prolonged slump. The National Association of Purchasing Management's Index for manufacturers was below 50 every month of the period. (A mark under 50 signifies a recession in this sector of the economy.) Consumer spending and consumer confidence, both bright spots during the period, began to wane during the third quarter of 2001. Meanwhile, new unemployment claims continued to climb, and the unemployment rate had reached 4.9% at period-end. The latter figure is expected to increase, as the almost 100,000 laid off by the airlines industry and additional thousands from other travel and tourist-related sectors face unemployment. Adjusted real gross domestic product barely fell into positive territory during the second quarter, recording a 0.3% annual rate of growth.

           All the news, however, is not bleak. Consumer spending and confidence, while not as strong as a year ago, remain relatively strong, even after September 11. Aggressive monetary stimulus by the Fed continued through the period, with the Fed Funds rate standing at 2.5% after its ninth rate reduction of 2001 (the rate was reduced an additional 0.50% in October). This has helped to fuel a refinancing binge among consumers. The federal government also contributed to economic invigoration, beginning with the tax rebate checks during the summer that were part of the 2001 tax relief package, and, continuing in September, when Congress rushed through a $40 billion relief bill for New York City and Washington, D.C., and an additional $15 billion package to aid the embattled airlines.

           In the short term, we expect the markets to continue to be affected by post-September 11 uncertainty. Over the long term, the market's behavior will, as always, be informed by the underlying fundamentals of the U.S. economy. Looking ahead, we believe that recent action by fiscal and monetary authorities will help to stabilize the economy and encourage recovery.

BRINSON ENHANCED S&P 500 FUND                                    ANNUAL REPORT

PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------
    Comparison of the change of a $10,000 investment in Brinson Enhanced S&P
    500 Fund (Classes A, B, C and Y) and the S&P 500 Index from April 26, 2000 (Fund's inception date) through September 30, 2001.


[GRAPHIC OMITTED]


BRINSON ENHANCED S&P 500 FUND
                                                   S&P 500
Date       CLASS A  CLASS B   CLASS C   CLASS Y     INDEX
Apr-00     $9,699   $10,000   $10,000   $10,000    $10,000
Apr-00     $9,534    $9,830    $9,830    $9,830     $9,943
May-00     $9,282    $9,570    $9,570    $9,580     $9,739
Jun-00     $9,515    $9,810    $9,810    $9,820     $9,980
Jul-00     $9,350    $9,640    $9,640    $9,660     $9,824
Aug-00     $9,922   $10,220   $10,230   $10,250    $10,434
Sep-00     $9,399    $9,680    $9,680    $9,710     $9,883
Oct-00     $9,340    $9,620    $9,620    $9,660     $9,842
Nov-00     $8,623    $8,880    $8,880    $8,920     $9,066
Dec-00     $8,635    $8,888    $8,896    $8,931     $9,111
Jan-01     $8,917    $9,168    $9,177    $9,222     $9,434
Feb-01     $8,100    $8,327    $8,335    $8,378     $8,574
Mar-01     $7,593    $7,806    $7,793    $7,856     $8,030
Apr-01     $8,187    $8,407    $8,405    $8,469     $8,654
May-01     $8,236    $8,467    $8,455    $8,529     $8,712
Jun-01     $8,051    $8,267    $8,264    $8,328     $8,500
Jul-01     $7,973    $8,186    $8,174    $8,258     $8,417
Aug-01     $7,477    $7,675    $7,673    $7,745     $7,890
Sep-01     $6,883    $6,843    $7,051    $7,123     $7,253


         The graph depicts the performance of Brinson Enhanced S&P 500 Fund (Classes A, B, C and Y) versus the S&P 500 Index. It is important to note that Brinson Enhanced S&P 500 Fund is a professionally managed mutual fund while the Index is not available for direct investment and is unmanaged. The comparison is shown for illustrative purposes only.

Past performance is no guarantee of future performance.

ENHANCED S&P 500 FUND


    AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 9/30/01
                                              6 Months     1 Year     Inception o
                                    Class A*       -9.36%    -26.77%      -21.29%
                 Before Deducting   Class B**      -9.63     -27.13       -21.62
             Maximum Sales Charge
                                    Class C+      -9.52      -27.16       -21.64
                                    Class Y&      -9.34      -26.65       -21.09

                                    Class A*      -12.06     -28.97       -22.95
                  After Deducting   Class B**     -12.34     -29.31       -23.26
             Maximum Sales Charge
                                    Class C+      -10.11     -27.63       -21.64
                    S&P 500 Index                  -9.69     -26.63       -19.98

                   Lipper S&P 500
     Index Objective Funds Median                  -9.92     -26.96       -20.33


Past performance is no guarantee of future performance. Performance results for the Fund assume reinvestment of all dividends and capital gains. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative.

o Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. Inception for the Index and Lipper Median is as of the nearest month end of the Fund's inception: April 30, 2000.

* Maximum sales charge for Class A shares is 3.0% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3.0% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.65% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

& The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT                                    BRINSON         ENHANCED S&P
                                                                 500 FUND

PORTFOLIO HIGHLIGHTS


[GRAPHIC OMITTED]

           During the fiscal year ended September 30, 2001, Class A shares of the Brinson Enhanced S&P 500 Fund declined 26.8% before the deduction of sales charges. This underperformed the S&P 500 Index, which lost 26.6% during the period. These disappointing results are attributable to losses in the tech sector, particularly early in the period, coupled with the broad market's steep decline in 2001.
           The Fund's composition shifted during the fiscal year to accommodate changing market dynamics. Most significantly, technology, the Fund's top sector a year ago at 31.3% of net assets, accounted for only 14.9% of the Fund's net assets at period-end. The Fund's most heavily weighted sector is the largely defensive financial sector, composing 22.7% of net assets compared to 20.8% in September 2000. Health care and consumer cyclicals (15.0% and 12.1% of net assets, respectively) are the next largest sectors in the Fund, also increased as a percentage of net assets during the period. The Fund was cushioned somewhat by these sector shifts: Johnson & Johnson (1.7%*), Bank of America (1.0%*) and Procter & Gamble's (1.0%*) robust performance over the course of the period placed them among the strongest contributors to the Fund's performance.
           A trio of technology brand names-Cisco Systems (0.9%*), EMC (0.3%*) and Oracle (0.7%*)-all in the Fund's top ten holdings at the start of the fiscal period, have been replaced by defensive stocks such as insurance giant American International Group (2.0%*) and pharmaceutical heavyweight Merck (1.7%*). The first three names were among the holdings acting as drags on the Fund's performance, but they still remain among technology's leaders, poised to participate in any potential future recovery in the sector. As a whole, the Fund's holdings had a weighted price-to-book ratio that dropped by half during the fiscal year, making for some attractive valuations going forward.

* Weightings represent percentages of net assets as of September 30, 2001. The Fund's portfolio is actively managed and its composition will vary over time.

BRINSON ENHANCED S&P 500 FUND                                    ANNUAL REPORT

BRINSON ENHANCED S&P 500 FUND
PORTFOLIO STATISTICS

Characteristics*                       9/30/01     3/31/01
------------------------------------ ----------- ----------
Median Market Capitalization (bln)      $ 8.8      $10.2
Wtd. Price/Earnings Ratio                20.0x      20.2x
Wtd. Price/Book Ratio                     5.2x       6.0x
Net Assets (mm)                         $54.2      $51.6
Number of Securities                      413        404
Stocks                                   99.8%      99.4%
Cash & Equivalents                        0.2%       0.6%
------------------------------------ ----------- ----------

Top Five Sectors*                 9/30/01                                      3/31/01
------------------------------   ---------                                    --------
Financials                       22.7%       Financials                        23.1%
Health Care                      15.0        Technology                        18.8
Technology                       14.9        Health Care                       12.9
Consumer Cyclicals               12.1        Consumer Cyclicals                13.0
Consumer Noncyclicals             8.7        Consumer Noncyclicals              7.6
------------------------------   -----       ------------------------------    -----
Total                            73.4%       Total                             75.4%

Top Ten Holdings*                 9/30/01                                      3/31/01
------------------------------   ---------                                    --------
General Electric                  3.9%       General Electric                   4.0%
Microsoft                         2.9        Microsoft                          2.9
Exxon/Mobil                       2.8        Exxon/Mobil                        2.7
Pfizer                            2.7        Pfizer                             2.5
Wal-Mart Stores                   2.3        Citigroup                          2.2
Citigroup                         2.1        Wal-Mart Stores                    2.1
American International Group      2.0        Merck & Co.                        1.8
SPDR Trust Series 1               1.9        Intel                              1.7
SBC Communications                1.8        AOL Time Warner                    1.7
Merck & Co.                       1.7        American International Group       1.7
------------------------------   ----        ------------------------------    ----
Total                            24.1%       Total                             23.3%



* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT                                 BRINSON ENHANCED NASDAQ-100 FUND

PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------
    Comparison of the change of a $10,000 investment in Brinson Enhanced Nasdaq-100 Fund (Classes A, B, C and Y) and the Nasdaq 100 Index from
    April 26, 2000 (Fund's inception date) through September 30, 2001.

    PW ENHANCED NASDAQ 100 FUND

                                                          NASDAQ
    Date       CLASS A   CLASS B   CLASS C    CLASS Y      100
    Apr-00     $9,551    $10,000   $10,000    $10,000    $10,000
    Apr-00     $9,914    $10,380   $10,380    $10,380    $10,218
    May-00     $8,768     $9,170    $9,170     $9,180     $9,002
    Jun-00     $9,904    $10,350   $10,350    $10,370    $10,193
    Jul-00     $9,513     $9,940    $9,940     $9,960     $9,775
    Aug-00    $10,716    $11,190   $11,190    $11,230    $11,043
    Sep-00     $9,389     $9,800    $9,800     $9,840     $9,670
    Oct-00     $8,634     $9,010    $9,010     $9,060     $8,890
    Nov-00     $6,609     $6,890    $6,890     $6,940     $6,789
    Dec-00     $6,208     $6,470    $6,470     $6,520     $6,342
    Jan-01     $6,848     $7,130    $7,130     $7,190     $7,023
    Feb-01     $5,043     $5,250    $5,250     $5,300     $5,169
    Mar-01     $4,174     $4,340    $4,340     $4,380     $4,261
    Apr-01     $4,909     $5,100    $5,100     $5,150     $5,025
    May-01     $4,766     $4,950    $4,950     $5,000     $4,875
    Jun-01     $4,852     $5,040    $5,040     $5,100     $4,959
    Jul-01     $4,470     $4,630    $4,630     $4,690     $4,560
    Aug-01     $3,897     $4,040    $4,040     $4,090     $3,981
    Sep-01     $3,095     $3,082    $3,210     $3,250     $3,165

        The graph depicts the performance of Brinson Enhanced Nasdaq 100 Fund (Classes A, B, C and Y) versus the Nasdaq 100 Index. It is important to note that Brinson Enhanced Nasdaq-100 Fund is a professionally managed mutual fund while the Index is not available for direct investment and is unmanaged. The comparison is shown for illustrative purposes only.


[GRAPHIC OMITTED]



Past performance is no guarantee of future performance.
 ENHANCED NASDAQ-100 FUND


                 AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 9/30/01
                                                   6 Months      1 Year    Inception o
                                    Class A*      -25.86%      -67.04%      -54.46%

                Before Deducting    Class B**     -26.04       -67.24       -54.75
            Maximum Sales Charge
                                    Class C+      -26.04       -67.24       -54.75
                                    Class Y&      -25.80       -66.97       -54.36

                                    Class A*      -29.26       -68.51       -55.89
                 After Deducting    Class B**     -29.74       -68.88       -56.02
            Maximum Sales Charge
                                    Class C+      -26.78       -67.57       -54.75
                Nasdaq 100 Index                  -25.74       -67.28       -56.29

               Lipper Specialty/
      Miscellaneous Funds Median                   -8.61        -7.07        -2.44


Past performance is no guarantee of future performance. Performance results for the Fund assume reinvestment of all dividends and capital gains. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative.

o Inception: since commencement of issuance on April 26, 2000 for share classes A, B, C and Y. Inception for the Index and Lipper Median is as of the nearest month end of the Fund's inception: April 30, 2000.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

& The Fund offers Class Y shares to a limited group of eligible investors. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

BRINSON ENHANCED NASDAQ-100 FUND                                 ANNUAL REPORT

PORTFOLIO HIGHLIGHTS


[GRAPHIC OMITTED]


           The Brinson Enhanced Nasdaq-100 Fund weathered an extremely challenging investment environment during the fiscal year ended September 30, 2001. Class A shares declined 67.0% before the deduction of sales charges. For the same period, the Nasdaq 100 Index declined 67.3%.

           There were significant changes to the Fund's holdings during the period. Technology is still the largest sector at 68.8% of net assets, but this percentage is down significantly from a year ago, when it stood at 81.3%. Health care and consumer cyclicals, in return, make up a greater percentage of net assets today than they did a year ago. This broader diversification among sectors helped the Fund somewhat: Biomet (1.2%*), Genzyme (1.4%*) and Costco (1.2%*) were among the more potent contributors to the Fund's performance. Technology heavyweights such as Microsoft (12.1%*), Cisco (4.0%*) and Oracle (3.8%*) endured the capriciousness of the market, and as a result, detracted from the Fund's performance. However, they are solid players, and we expect that they will be beneficiaries of the eventual market recovery.

           The unwinding of technology stock valuation has reached a point where many former high-flyers are now in the value stock category. While there is as much uncertainty about future revenue and earnings as there ever has been, the downside risk now appears well balanced by the upside potential if and when an economic recovery occurs. The largest variable factors for the revenues of high-tech companies are consumer confidence and corporate information technology (IT) spending. The eventual resumption of consumer demand for personal computers, next-generation mobile phones, and broadband Internet access will stimulate the personal computer industry, telecom services, and their suppliers in the equipment and the semiconductor industries. Corporate IT spending should recover when managers gain better visibility into the duration of the slowdown, because pent-up demand for the upgrading of corporate personal computers, servers, storage, networks, and software has not decreased despite delayed spending.


* Weightings represent percentages of net assets as of September 30, 2001. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT                                   BRINSON ENHANCED NASDAQ-100 FUND

PORTFOLIO STATISTICS

ENHANCED NASDAQ-100 FUND

Characteristics*                          9/30/01     3/31/01
--------------------------------------- ----------  ----------
Median Market Capitalization (bln)         $ 5.4     $ 6.8
Weighted Price/Earnings Ratio               30.0x     28.4x
Weighted Price/Book Ratio                    5.4x      6.7x
Net Assets (mm)                            $43.3     $61.5
Number of Securities                          97       101
Stocks                                     100.2%     99.4%
Liabilities in Excess of Other Assets       -0.2%      0.0%
Cash & Equivalents                           0.0%      0.6%
---------------------------------------  ---------  ----------

Top Five Sectors*             9/30/01                               3/31/01
------------------------     ---------                            ----------
Technology                   68.8%       Technology                 72.8%
Health Care                  14.5        Health Care                10.4
Consumer Cyclicals           10.9        Consumer Cyclicals          8.9
Communication Services        3.2        Communication Services      6.1
Financials                    1.8        Financials                  0.9
------------------------     -----       ------------------------   -----
Total                        99.2%       Total                      99.1%



Top Ten Holdings*              9/30/01                              3/31/01
---------------------------   ---------                            --------
Microsoft                     12.1%      Microsoft                   9.4%
Intel                          6.1       Intel                       6.0
Qualcomm                       5.4       Qualcomm                    4.8
Cisco                          4.0       Cisco                       3.8
Oracle                         3.8       Oracle                      3.2
Amgen                          3.6       Amgen                       2.7
Dell Computer                  2.4       VoiceStream Wireless        2.4
Maxim Integrated Products      2.1       Dell Computer               2.3
MCI WorldCom                   2.1       JDS Uniphase                2.2
Comcast                        2.0       Sun Microsystems            2.0
---------------------------   -----      ----------------------     ----
Total                         43.6%      Total                      38.8%




* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

BRINSON ENHANCED S&P 500 FUND                             ANNUAL REPORT
BRINSON ENHANCED NASDAQ-100 FUND

OUTLOOK
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]



           The third quarter of 2001 saw continued downward earnings revisions across all sectors. European economies slowed dramatically and the Japanese economy fell, once again, into recession. Although there was some hope that the U.S. economy would avoid recession, the September 11 attacks have probably dashed that hope. It is now likely that the U.S. economy will register negative growth. In addition to reduced consumer spending, the economy is also very susceptible to reduced investment spending. Spending on information technology in particular has suffered greatly.

           A number of factors point to some guarded optimism about the future health of the economy. At period-end, Congress was considering immediate tax relief packages with estimates ranging from $60 billion to $75 billion. The Fed, having already lowered the Fed Funds rate to its lowest level since May 1962, has signaled its intention to cut rates deeper if conditions warrant. Energy prices have significantly declined since reaching highs during the spring. Market fundamentals are improving. Manufacturing activity is increasing slightly and consumer confidence is holding relatively tough despite trying circumstances.
           All of this, of course, could change because of one factor: uncertainty. However, we expect that the economy in 2002 will show the same resilience as the American people have during these difficult times.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For more information on the Brinson Funds,1 please contact your financial advisor.

Sincerely,

/s/ Brian M. Storms

BRIAN M. STORMS
President and Chief Operating Officer
Brinson Advisors, Inc.

DSI Team
DSI International Management, Inc.
Portfolio Manager,
Brinson Enhanced S&P 500 Fund,
Brinson Enhanced Nasdaq-100 Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended September 30, 2001, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

BRINSON ENHANCED S&P 500 FUND

PERFORMANCE RESULTS (unaudited)

                         Net Asset Value                   Total Return(1)
                 -------------------------------- --------------------------------
                                                      12 Months        6 Months
                  09/30/01   03/31/01   09/30/00   Ended 09/30/01   Ended 09/30/01
                 ---------- ---------- ---------- ---------------- ---------------
Class A Shares    $ 7.07     $ 7.80     $ 9.69       (26.77)%         (9.36)%
----------------   ------     ------     ------      ------           -----
Class B Shares      7.04       7.79       9.68       (27.13)          (9.63)
----------------   ------     ------     ------      ------           -----
Class C Shares      7.03       7.77       9.68       (27.16)          (9.52)
----------------   ------     ------     ------      ------           -----

Performance Summary Class A Shares


                            Net Asset Value          Capital
                      ---------------------------     Gains      Dividends       Total
Period Covered         Beginning       Ending      Distributed      Paid        Return(1)
--------------------- ----------- --------------- ------------- ----------- --------------
04/26/00 - 12/31/00   $ 10.00     $  8.87         $ 0.0184      $ 0.0155    (10.97)%
--------------------- -------     -------         --------      --------    ------
01/01/01 - 09/30/01      8.87        7.07                -             -    (20.29)
--------------------- -------     -------         --------      --------    ------
                                        Totals:   $ 0.0184      $ 0.0155
                                        -------   --------      --------
                                                   Cumulative Total Return as of 09/30/01:
                                                  -----------------------------------------
                                                   (29.04)%
                                                  --------

Performance Summary Class B Shares


                            Net Asset Value          Capital
                      ---------------------------     Gains      Dividends       Total
Period Covered         Beginning       Ending      Distributed      Paid        Return(1)
--------------------- ----------- --------------- ------------- ----------- --------------
04/26/00 - 12/31/00   $ 10.00     $  8.87         $ 0.0184          -       (11.12)%
--------------------- -------     -------         --------      ----------- ------
01/01/01 - 09/30/01      8.87        7.04               -           -       (20.63)
--------------------- -------     -------         --------      ----------- ------
                                        Totals:   $ 0.0184          -
                                        -------   --------      -----------
                                                   Cumulative Total Return as of 09/30/01:
                                                  -----------------------------------------
                                                   (29.46)%
                                                  --------

Performance Summary Class C Shares


                            Net Asset Value          Capital
                      ---------------------------     Gains      Dividends       Total
Period Covered         Beginning       Ending      Distributed      Paid        Return(1)
--------------------- ----------- --------------- ------------- ----------- --------------
04/26/00 - 12/31/00   $ 10.00     $  8.87         $ 0.0184      $ 0.0088    (11.04)%
--------------------- -------     -------         --------      --------    ------
01/01/01 - 09/30/01      8.87        7.03               -             -     (20.74)
--------------------- -------     -------         --------      --------    ------
                                        Totals:   $ 0.0184      $ 0.0088
                                        -------   --------      --------
                                                   Cumulative Total Return as of 09/30/01:
                                                  -----------------------------------------
                                                   (29.49)%
                                                  --------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.


Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended September 30, 2001 and since inception, April 26, 2000 through September 30, 2001, Class Y shares have a total return of (26.65)% and (28.77)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BRINSON ENHANCED NASDAQ-100 FUND

PERFORMANCE RESULTS (unaudited)

                         Net Asset Value                   Total Return(1)
                 -------------------------------- --------------------------------
                                                      12 Months        6 Months
                  09/30/01   03/31/01   09/30/00   Ended 09/30/01   Ended 09/30/01
                 ---------- ---------- ---------- ---------------- ---------------
Class A Shares     $ 3.24     $ 4.37     $ 9.83       (67.04)%         (25.86)%
----------------   ------     ------     ------       ------           ------
Class B Shares       3.21       4.34       9.80       (67.24)          (26.04)
----------------   ------     ------     ------       ------           ------
Class C Shares       3.21       4.34       9.80       (67.24)          (26.04)
----------------   ------     ------     ------       ------           ------

Performance Summary Class A Shares


                            Net Asset Value          Capital
                      ---------------------------     Gains      Dividends       Total
Period Covered         Beginning       Ending      Distributed      Paid        Return(1)
--------------------- ----------- --------------- ------------- ----------- --------------
04/26/00 - 12/31/00   $ 10.00     $  6.50             $  -          $  -      (35.00)%
--------------------- -------     -------            ------         ------     ------
01/01/01 - 09/30/01      6.50        3.24                -             -      (50.15)
--------------------- -------     -------            ------         ------     ------
                                        Totals:       $  -          $  -
                                        -------      ------         ------
                                                  Cumulative Total Return as of 09/30/01:
                                                  -----------------------------------------
                                                  (67.60)%
                                                  --------

Performance Summary Class B Shares


                            Net Asset Value          Capital
                      ---------------------------     Gains      Dividends       Total
Period Covered         Beginning       Ending      Distributed      Paid        Return(1)
--------------------- ----------- --------------- ------------- ----------- --------------
04/26/00 - 12/31/00   $ 10.00     $  6.47             $  -          $  -      (35.30)%
--------------------- -------     -------            ------         ------     ------
01/01/01 - 09/30/01      6.47        3.21                -             -      (50.39)
--------------------- -------     -------            ------         ------     ------
                                        Totals:       $  -          $  -
                                        -------      ------         ------
                                                  Cumulative Total Return as of 09/30/01:
                                                  -----------------------------------------
                                                  (67.90)%
                                                  --------

Performance Summary Class C Shares


                            Net Asset Value          Capital
                      ---------------------------     Gains      Dividends       Total
Period Covered         Beginning       Ending      Distributed      Paid        Return(1)
--------------------- ----------- --------------- ------------- ----------- --------------
04/26/00 - 12/31/00   $ 10.00     $  6.47             $  -          $  -     (35.30)%
--------------------- -------     -------            ------         ------    ------
01/01/01 - 09/30/01      6.47        3.21                -             -     (50.39)
--------------------- -------     -------            ------         ------    ------
                                        Totals:       $  -          $  -
                                        -------      ------         ------
                                                  Cumulative Total Return as of 09/30/01:
                                                  -----------------------------------------
                                                  (67.90)%
                                                  --------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.


Note: The Fund offers Class Y shares to a limited group of eligible investors. For the year ended September 30, 2001 and since inception, April 26, 2000 through September 30, 2001, Class Y shares have a total return of (66.97)% and (67.50)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

BRINSON ENHANCED S&P 500 FUND

PORTFOLIO OF INVESTMENTS                           SEPTEMBER 30, 2001




    Number of
      Shares                                                                   Value
=================                                                        ================
COMMON STOCKS - 97.92%
Airlines - 0.13%
    700             AMR Corp.* .......................................   $    13,398
    800             Delta Air Lines, Inc. ............................        21,080
  2,500             Southwest Airlines Co. ...........................        37,100
                                                                         -----------
                                                                              71,578
                                                                         -----------
Alcohol - 0.42%
    400             Adolph Coors Co., Class B ........................        18,000
  4,500             Anheuser-Busch Cos., Inc. ........................       188,460
    300             Brown-Forman Corp., Class B ......................        18,954
                                                                         -----------
                                                                             225,414
                                                                         -----------
Apparel, Retail - 0.30%
  5,600             Gap, Inc. ........................................        66,920
  2,200             Limited, Inc. ....................................        20,900
    900             Nordstrom, Inc. ..................................        13,005
  1,900             TJX Cos., Inc. ...................................        62,510
                                                                         -----------
                                                                             163,335
                                                                         -----------
Apparel, Textiles - 0.24%
    500             Liz Claiborne, Inc. ..............................        18,850
  1,900             Nike, Inc., Class B ..............................        88,939
    700             V. F. Corp. ......................................        20,489
                                                                         -----------
                                                                             128,278
                                                                         -----------
Banks - 7.42%
  2,100             Amsouth Bancorp. .................................        37,947
  3,900             Bank of New York Co., Inc. .......................       136,500
  6,100             Bank One Corp. ...................................       191,967
  9,700             BankAmerica Corp. ................................       566,480
  3,300             BB&T Corp. .......................................       120,285
  2,726             Charter One Financial, Inc. ......................        76,921
  1,800             Comerica, Inc. ...................................        99,720
  3,200             Fifth Third Bancorp ..............................       196,736
  7,012             FleetBoston Financial Corp. ......................       257,691
  1,030             Huntington Bancshares, Inc. ......................        17,829
 12,430             J.P. Morgan Chase & Co. ..........................       424,484
  2,800             KeyCorp. .........................................        67,592
  1,900             Mellon Financial Corp. ...........................        61,427
  5,400             National City Corp. ..............................       161,730
    600             Northern Trust Corp. .............................        31,488
  1,300             PNC Bank Corp. ...................................        74,425
  2,400             Regions Financial Corp. ..........................        69,264
  2,000             SouthTrust Corp. .................................        50,940
  1,400             State Street Corp. ...............................        63,700
  2,700             Suntrust Banks, Inc. .............................       179,820
  1,800             Synovus Financial Corp. ..........................        49,680
  1,600             Union Planters Corp. .............................        68,640
 13,821             US Bancorp, Inc. .................................       306,550


    Number of
      Shares                                                                   Value
=================                                                        ================

Banks - (concluded)
 8,500              Wachovia Corp. ...................................   $   263,500
 9,400              Wells Fargo & Co. ................................       417,830
   500              Zions Bancorp. ...................................        26,830
                                                                         -----------
                                                                           4,019,976
                                                                         -----------
Chemicals - 1.31%
   700              Air Products & Chemicals, Inc. ...................        27,006
   700              Ashland, Inc. ....................................        26,985
 1,300              Avery Dennison Corp. .............................        61,503
 3,900              Dow Chemical Co. .................................       127,764
 5,100              DuPont (E.I.) de Nemours & Co. ...................       191,352
   600              Ecolab, Inc. .....................................        21,798
 1,500              PPG Industries, Inc. .............................        68,625
 1,800              Praxair, Inc. ....................................        75,600
   500              Rohm & Haas Co. ..................................        16,380
   400              Sealed Air Corp.* ................................        14,596
 1,800              Sherwin-Williams Co. .............................        39,996
   800              Sigma-Aldrich Corp. ..............................        36,160
                                                                         -----------
                                                                             707,765
                                                                         -----------
Computer Hardware & Business Machines - 2.95%
 1,400              Apple Computer, Inc.* ............................        21,714
 2,425              Avaya, Inc.* .....................................        24,008
40,800              Cisco Systems, Inc.* .............................       496,944
 9,800              Compaq Computer Corp. ............................        81,438
15,900              Dell Computer Corp.* .............................       294,627
12,400              EMC Corp. ........................................       145,700
   800              Gateway, Inc.* ...................................         4,360
11,900              Hewlett-Packard Co. ..............................       191,590
 1,400              Lexmark International Group, Inc.* ...............        62,594
 2,200              Network Appliance, Inc.* .........................        14,960
 4,044              Palm, Inc.* ......................................         5,904
 1,800              Pitney Bowes, Inc. ...............................        68,760
17,800              Sun Microsystems, Inc.* ..........................       147,206
   500              Symbol Technologies, Inc. ........................         5,245
 4,100              Xerox Corp. ......................................        31,775
                                                                         -----------
                                                                           1,596,825
                                                                         -----------
Computer Software - 5.93%
 3,100              ADC Telecommunications, Inc.* ....................        10,819
 1,600              Adobe Systems, Inc. ..............................        38,368
 1,100              Autodesk, Inc. ...................................        35,266
 1,100              BMC Software, Inc.* ..............................        13,970
 1,000              Citrix Systems, Inc.* ............................        19,800
 3,100              Computer Associates International, Inc. ..........        79,794
 1,800              Compuware Corp.* .................................        14,994
 9,600              IBM Corp. ........................................       886,080

                                       12

BRINSON ENHANCED S&P 500 FUND




    Number of
      Shares                                                                 Value
=================                                                      ================
COMMON STOCKS - (continued)
Computer Software - (concluded)
   600              Intuit, Inc.* ..................................   $   21,480
 1,000              Mercury Interactive Corp.* .....................       19,040
30,200              Microsoft Corp.* ...............................    1,545,334
   600              NCR Corp.* .....................................       17,790
30,500              Oracle Systems Corp.* ..........................      383,690
 1,800              PeopleSoft, Inc.* ..............................       32,472
 3,300              Siebel Systems, Inc.* ..........................       42,933
 1,400              Unisys Corp.* ..................................       12,124
 1,978              Veritas Software Co.* ..........................       36,474
                                                                       ----------
                                                                        3,210,428
                                                                       ----------
Construction, Real Property - 0.27%
 1,200              Centex Corp. ...................................       40,476
 1,000              KB Home ........................................       28,410
 2,600              Masco Corp. ....................................       53,144
   800              Pulte Corp. ....................................       24,520
                                                                       ----------
                                                                          146,550
                                                                       ----------
Consumer Durables - 0.11%
   600              Black & Decker Corp. ...........................       18,720
   700              Leggett & Platt, Inc. ..........................       13,650
   700              Maytag Corp. ...................................       17,248
   200              Whirlpool Corp. ................................       11,070
                                                                       ----------
                                                                           60,688
                                                                       ----------
Defense & Aerospace - 1.51%
 5,800              Boeing Co. .....................................      194,300
   900              General Dynamics Corp. .........................       79,488
   600              Goodrich, B.F. Co. .............................       11,688
 5,700              Honeywell, Inc. ................................      150,480
 1,200              Lockheed Martin Corp. ..........................       52,500
   900              Northrop Grumman Corp. .........................       90,900
 1,300              Raytheon Co. ...................................       45,175
 1,400              Rockwell Collins ...............................       19,880
   900              TRW, Inc. ......................................       26,838
 3,200              United Technologies Corp. ......................      148,800
                                                                       ----------
                                                                          820,049
                                                                       ----------
Diversified Retail - 3.29%
 1,900              Costco Wholesale Corp.* ........................       67,564
 1,000              Dillard's, Inc., Class A .......................       13,170
 1,400              Federated Department Stores, Inc.* .............       39,480
 2,400              Kmart Corp.* ...................................       16,776
 2,200              Kohls Corp.* ...................................      105,600
 3,800              May Department Stores Co. ......................      110,276
 1,800              Sears Roebuck & Co. ............................       62,352
 4,000              Target Corp. ...................................      127,000
25,000              Wal-Mart Stores, Inc. ..........................    1,237,500
                                                                       ----------
                                                                        1,779,718
                                                                       ----------


    Number of
      Shares                                                                 Value
=================                                                      ================

Drugs & Medicine - 10.26%
   300              Allergan, Inc. .................................   $   19,890
 6,800              American Home Products Corp. ...................      396,100
   400              AmerisourceBergen Corp.* .......................       28,380
 5,100              Amgen, Inc.* ...................................      299,727
 1,200              Biogen, Inc.* ..................................       66,696
11,700              Bristol-Myers Squibb Co. .......................      650,052
 2,600              Cardinal Health, Inc. ..........................      192,270
   400              Chiron Corp.* ..................................       17,748
 6,900              Eli Lilly & Co. ................................      556,830
 1,100              Forest Laboratories, Inc.* .....................       79,354
   900              King Pharmaceuticals, Inc.* ....................       37,755
 2,600              Medimmune, Inc.* ...............................       92,638
14,100              Merck & Co., Inc. ..............................      939,060
36,650              Pfizer, Inc. ...................................    1,469,665
 8,300              Pharmacia Corp. ................................      336,648
 9,500              Schering-Plough Corp. ..........................      352,450
   400              Watson Pharmaceuticals, Inc.* ..................       21,884
                                                                       ----------
                                                                        5,557,147
                                                                       ----------
Electric Utilities - 3.07%
 3,800              AES Corp.* .....................................       48,716
 1,000              Allegheny Energy, Inc. .........................       36,700
 1,100              Ameren Corp. ...................................       42,240
 1,400              American Electric Power, Inc. ..................       60,522
 1,400              Calpine Corp.* .................................       31,934
 1,200              Cinergy Corp. ..................................       37,044
 1,100              Consolidated Edison, Inc. ......................       44,792
   600              Dominion Resources, Inc. .......................       35,610
   400              DTE Energy Co. .................................       17,220
 4,600              Duke Energy Corp. ..............................      174,110
 2,800              Dynegy, Inc., Class A ..........................       97,020
 1,700              Edison International, Inc. .....................       22,372
 3,061              El Paso Corp. ..................................      127,185
 4,400              Enron Corp. ....................................      119,812
 2,362              Exelon Corp. ...................................      105,345
 1,300              FirstEnergy Corp. ..............................       46,735
 1,600              FPL Group, Inc. ................................       85,680
   700              GPU, Inc. ......................................       28,252
 1,833              Mirant Corp.* ..................................       40,143
 2,000              PG&E Corp. .....................................       30,400
   300              Pinnacle West Capital Corp. ....................       11,910
 1,500              PPL Corp. ......................................       48,900
 2,100              Progress Energy, Inc. ..........................       90,279
   700              Public Service Enterprise Group, Inc. ..........       29,785
 1,900              Reliant Energy, Inc. ...........................       50,008
 1,600              Southern Co. ...................................       38,368
 1,500              TXU Corp. ......................................       69,480
 3,310              Xcel Energy, Inc. ..............................       93,176
                                                                       ----------
                                                                        1,663,738
                                                                       ----------

                                       13

BRINSON ENHANCED S&P 500 FUND

    Number of
      Shares                                                                 Value
=================                                                      ================
COMMON STOCKS - (continued)
Electrical Power - 0.77%
    2,400           American Power Conversion Corp.* ...............   $   28,032
      900           Cooper Industries, Inc. ........................       37,323
    3,300           Emerson Electric Co. ...........................      155,298
    1,800           Minnesota Mining & Manufacturing Co. ...........      177,120
    1,400           Rockwell International Corp. ...................       20,552
                                                                       ----------
                                                                          418,325
                                                                       ----------
Energy Reserves & Production - 5.29%
   1,100           Amerada Hess Corp. .............................        69,850
   1,591           Anadarko Petroleum Corp. .......................        76,495
     800           Apache Corp. ...................................        34,400
   1,800           Burlington Resources, Inc. .....................        61,578
   1,200           Devon Energy Corp. .............................        41,280
   1,200           EOG Resources, Inc. ............................        34,716
  38,300           Exxon/Mobil Corp. ..............................     1,509,020
     600           Kerr-McGee Corp. ...............................        31,146
   2,200           Occidental Petroleum Corp. .....................        53,548
   3,140           Phillips Petroleum Co. .........................       169,372
  11,800           Royal Dutch Petroleum Co., ADR .................       592,950
   2,300           Unocal Corp. ...................................        74,750
   4,300           Williams Cos., Inc. ............................       117,390
                                                                       ----------
                                                                        2,866,495
                                                                       ----------
Entertainment - 2.28%
  25,100            AOL Time Warner, Inc.* .........................      830,810
   4,300            Carnival Corp. .................................       94,686
   8,993            Viacom, Inc., Class B* .........................      310,258
                                                                       ----------
                                                                        1,235,754
                                                                       ----------
Environmental Services - 0.13%
   2,600            Waste Management, Inc. .........................       69,524
                                                                       ----------
Financial Services - 9.80%
   7,100            American Express Co. ...........................      206,326
   1,000            AON Corp. ......................................       42,000
   1,900            Capital One Financial Corp. ....................       87,457
   5,600            Cendant Corp.* .................................       71,680
  28,692            Citigroup, Inc. ................................    1,162,026
   1,800            Concord EFS, Inc.* .............................       88,110
     700            Conseco, Inc. ..................................        5,082
   1,800            Countrywide Credit Industries, Inc. ............       79,074
   5,100            Federal Home Loan Mortgage Corp. ...............      331,500
   6,400            Federal National Mortgage Association ..........      512,384
  56,300            General Electric Co. ...........................    2,094,360
   2,200            H&R Block, Inc. ................................       84,832
   3,200            Household International, Inc. ..................      180,416
   1,000            Marsh & McLennan Cos., Inc. ....................       96,700
   6,300            MBNA Corp. .....................................      190,827
   2,100            Providian Corp. ................................       42,315
     400            USA Education, Inc. ............................       33,164
                                                                       ----------
                                                                        5,308,253
                                                                       ----------


    Number of
      Shares                                                                 Value
=================                                                      ================

Food & Beverage - 4.05%
   4,305            Archer-Daniels-Midland Co. .....................   $   54,200
   3,800            Campbell Soup Co. ..............................      106,400
  14,400            Coca-Cola Co. ..................................      674,640
   1,900            Coca-Cola Enterprises, Inc. ....................       29,146
   4,300            Conagra, Inc. ..................................       96,535
   2,000            General Mills, Inc. ............................       91,000
   1,900            Heinz, H.J. & Co. ..............................       80,085
   1,100            Hershey Foods Corp. ............................       71,907
   2,000            Kellogg Co. ....................................       60,000
     800            Pepsi Bottling Group, Inc. .....................       36,856
   8,790            PepsiCo, Inc. ..................................      426,315
   1,000            Ralston Purina Co. .............................       32,800
   5,200            Sara Lee Corp. .................................      110,760
   1,700            Supervalue, Inc. ...............................       34,391
   2,400            Sysco Corp. ....................................       61,296
   3,300            Unilever N.V. ..................................      178,266
     900            Wrigley, Wm. Jr. Co. ...........................       46,170
                                                                       ----------
                                                                        2,190,767
                                                                       ----------
Food Retail - 0.73%
   2,200            Albertson's, Inc. ..............................       70,136
   6,000            Kroger Co.* ....................................      147,840
   4,200            Safeway, Inc.* .................................      166,824
   1,000            Winn-Dixie Stores, Inc. ........................       11,450
                                                                       ----------
                                                                          396,250
                                                                       ----------
Forest Products, Paper - 0.83%
     800            Bemis, Inc. ....................................       31,880
   1,500            International Paper Co. ........................       52,200
   3,100            Kimberly-Clark Corp. ...........................      192,200
     700            Pactiv Corp.* ..................................       10,143
   1,000            Westvaco Corp. .................................       25,700
   2,200            Weyerhaeuser Co. ...............................      107,162
     700            Willamette Industries, Inc. ....................       31,493
                                                                       ----------
                                                                          450,778
                                                                       ----------
Freight: Air, Sea, Land - 0.11%
   1,600            Fedex Corp.* ...................................       58,800
                                                                       ----------
Gas/Water Utilities - 0.27%
     700            CMS Energy Corp. ...............................       14,000
     500            KeySpan Corp. ..................................       16,620
     600            NICOR, Inc. ....................................       23,250
   1,800            NiSource, Inc. .................................       41,958
   2,100            Sempra Energy ..................................       51,975
                                                                       ----------
                                                                          147,803
                                                                       ----------
Heavy Machinery - 0.15%
   1,500            Caterpillar, Inc. ..............................       67,200
     400            Deere & Co. ....................................       15,044
                                                                       ----------
                                                                           82,244
                                                                       ----------

                                       14

BRINSON ENHANCED S&P 500 FUND

    Number of
      Shares                                                                    Value
=================                                                         ================
COMMON STOCKS - (continued)
Hotels - 0.16%
    800             Harrah's Entertainment, Inc.* .....................   $   21,608
  2,200             Hilton Hotels Corp. ...............................       17,270
    800             Marriott International, Inc. ......................       26,720
  1,000             Starwood Hotels & Resorts Worldwide,
                    Inc. ..............................................       22,000
                                                                          ----------
                                                                              87,598
                                                                          ----------
Household Products - 2.29%
  2,100             Avon Products, Inc. ...............................       97,125
  2,000             Clorox Co. ........................................       74,000
  3,600             Colgate-Palmolive Co. .............................      209,700
    500             Fortune Brands, Inc. ..............................       16,750
  5,000             Gillette Co. ......................................      149,000
    900             International Flavors & Fragrances, Inc. ..........       24,921
    700             National Service Industries, Inc. .................       14,455
  3,700             Newell Rubbermaid, Inc. ...........................       84,027
  7,800             Procter & Gamble Co. ..............................      567,762
                                                                          ----------
                                                                           1,237,740
                                                                          ----------
Industrial Services & Supplies - 0.18%
  1,100             Cintas Corp. ......................................       44,330
  2,600             Robert Half International, Inc.* ..................       52,026
                                                                          ----------
                                                                              96,356
                                                                          ----------
Information & Computer Services - 1.36%
  3,600             Automatic Data Processing, Inc. ...................      169,344
  1,500             Computer Sciences Corp.* ..........................       49,755
    400             Convergys Corp.* ..................................       11,100
  2,600             Electronic Data Systems Corp. .....................      149,708
  1,500             Equifax, Inc. .....................................       32,850
  1,500             First Data Corp. ..................................       87,390
  2,050             Fiserv, Inc.* .....................................       70,110
  2,400             Interpublic Group Cos., Inc. ......................       48,960
  3,200             Paychex, Inc. .....................................      100,832
    500             TMP Worldwide, Inc.* ..............................       14,195
                                                                          ----------
                                                                             734,244
                                                                          ----------
Internet - 0.04%
  2,500             Yahoo!, Inc.* .....................................       22,025
                                                                          ----------
Leisure - 0.28%
  1,800             Eastman Kodak Co. .................................       58,554
    900             Harley Davidson, Inc. .............................       36,450
    400             International Game Technology* ....................       17,000
  2,600             Mattel, Inc. ......................................       40,716
                                                                          ----------
                                                                             152,720
                                                                          ----------
Life Insurance - 0.65%
  1,100             AFLAC, Inc. .......................................       29,700
  1,100             CIGNA Corp. .......................................       91,245
    200             Lincoln National Corp. ............................        9,326


    Number of
      Shares                                                                    Value
=================                                                         ================

Life Insurance - (concluded)
  5,200             MetLife, Inc. .....................................   $  154,440
    500             Torchmark, Inc. ...................................       19,500
  1,800             UnumProvident Corp. ...............................       45,450
                                                                          ----------
                                                                             349,661
                                                                          ----------
Long Distance & Phone Companies - 5.78%
 17,247             AT&T Corp. ........................................      332,867
 10,300             BellSouth Corp. ...................................      427,965
    800             CenturyTel, Inc. ..................................       26,800
  4,700             Global Crossing Ltd.* .............................        8,460
 18,200             MCI Worldcom, Inc. ................................      273,728
  7,137             Qwest Communications International,
                    Inc. ..............................................      119,188
 20,300             SBC Communications, Inc. ..........................      956,536
  6,000             Sprint Corp. ......................................      144,060
 15,508             Verizon Communications ............................      839,138
                                                                          ----------
                                                                           3,128,742
                                                                          ----------
Manufacturing - General - 1.64%
 2,300              Genuine Parts Co. .................................       73,278
 2,200              Illinois Tool Works, Inc. .........................      119,042
 1,500              Ingersoll Rand Co. ................................       50,700
   900              Parker-Hannifin Corp. .............................       30,870
 1,400              Snap-On, Inc. .....................................       31,262
 1,300              Textron, Inc. .....................................       43,693
11,497              Tyco International Ltd., ADR ......................      523,114
   400              W.W. Grainger, Inc. ...............................       15,540
                                                                          ----------
                                                                             887,499
                                                                          ----------
Manufacturing - High Technology - 1.95%
 2,419              Agilent Technologies, Inc.* .......................       47,291
 2,300              Applera Corp. - Applied Biosystems
                    Group .............................................       56,120
   700              CIENA Corp.* ......................................        7,203
 1,300              Comverse Technology, Inc.* ........................       26,624
 4,400              Corning, Inc. .....................................       38,808
 1,200              Danaher Corp. .....................................       56,616
 1,900              Dover Corp. .......................................       57,209
 1,100              Jabil Circuit, Inc.* ..............................       19,690
 4,700              JDS Uniphase Corp.* ...............................       29,704
 1,000              KLA-Tencor Corp.* .................................       31,580
14,700              Lucent Technologies, Inc. .........................       84,231
 1,100              Molex, Inc. .......................................       30,921
 9,500              Motorola, Inc. ....................................      148,200
12,700              Nortel Networks Corp. .............................       71,247
 1,000              Power-One, Inc.* ..................................        6,150
 3,600              Qualcomm, Inc.* ...................................      171,144
 3,800              Sanmina Corp.* ....................................       51,604
 1,100              Scientific-Atlanta, Inc. ..........................       19,305

                                       15

BRINSON ENHANCED S&P 500 FUND




    Number of
      Shares                                                                   Value
=================                                                        ================
COMMON STOCKS - (continued)
Manufacturing - High Technology - (concluded)
    4,000           Solectron Corp.* .................................   $   46,600
      500           Tektronix, Inc.* .................................        8,745
    3,400           Tellabs, Inc.* ...................................       33,592
      600           Teradyne, Inc.* ..................................       11,700
                                                                         ----------
                                                                          1,054,284
                                                                         ----------
Media - 1.00%
    2,700           Clear Channel Communications* ....................      107,325
    4,300           Comcast Corp., Class A* ..........................      154,241
   10,600           Disney, Walt Co. .................................      197,372
    1,100           Omnicom Group, Inc. ..............................       71,390
      500           Univision Communications, Inc.* ..................       11,475
                                                                         ----------
                                                                            541,803
                                                                         ----------
Medical Products - 3.90%
   8,800            Abbott Laboratories ..............................      456,280
   2,900            Baxter International, Inc. .......................      159,645
   1,700            Becton, Dickinson & Co. ..........................       62,900
   3,000            Guidant Corp.* ...................................      115,500
  16,778            Johnson & Johnson ................................      929,501
   7,400            Medtronic, Inc. ..................................      321,900
     300            St. Jude Medical, Inc.* ..........................       20,535
     300            Stryker Corp. ....................................       15,870
   1,120            Zimmer Holdings, Inc.* ...........................       31,080
                                                                         ----------
                                                                          2,113,211
                                                                         ----------
Medical Providers - 0.81%
   1,700            Columbia/HCA Healthcare Corp. ....................       75,327
   2,300            HEALTHSOUTH Corp.* ...............................       37,398
     900            Humana, Inc.* ....................................       10,854
     500            Manor Care, Inc.* ................................       14,050
   2,000            Tenet Healthcare Corp.* ..........................      119,300
   1,600            UnitedHealth Group, Inc. .........................      106,400
     700            Wellpoint Health Networks, Inc.* .................       76,405
                                                                         ----------
                                                                            439,734
                                                                         ----------
Mining & Metals - 0.44%
   1,200            Alcan Aluminum Ltd. ..............................       36,000
   6,000            Alcoa, Inc. ......................................      186,060
     400            Nucor Corp. ......................................       15,880
     100            USX-U.S. Steel Group, Inc. .......................        1,398
                                                                         ----------
                                                                            239,338
                                                                         ----------
Motor Vehicles & Parts - 0.67%
   1,000            Cooper Tire & Rubber Co. .........................       14,240
     900            Dana Corp. .......................................       14,040
   9,322            Ford Motor Co. ...................................      161,737
   3,400            General Motors Corp. .............................      145,860
     400            Johnson Controls, Inc. ...........................       26,096
                                                                         ----------
                                                                            361,973
                                                                         ----------

    Number of
      Shares                                                                   Value
=================                                                        ================

Oil Refining - 1.41%
   3,800            Chevron Corp. ....................................   $  322,050
   4,800            Conoco, Inc. .....................................      121,632
     800            Sunoco, Inc. .....................................       28,480
   2,900            Texaco, Inc. .....................................      188,500
   3,900            USX-Marathon Group ...............................      104,325
                                                                         ----------
                                                                            764,987
                                                                         ----------
Oil Services - 0.56%
     600            Baker Hughes, Inc. ...............................       17,370
   4,100            Halliburton Co. ..................................       92,455
   1,000            Nabors Industries, Inc.* .........................       20,970
   3,400            Schlumberger Ltd. ................................      155,380
     600            Transocean Sedco Forex, Inc. .....................       15,840
                                                                         ----------
                                                                            302,015
                                                                         ----------
Other Insurance - 2.84%
   3,900            Allstate Corp. ...................................      145,665
  13,602            American International Group, Inc. ...............    1,060,956
   1,200            Chubb Corp. ......................................       85,692
     600            Hartford Financial Services Group, Inc. ..........       35,244
   1,200            Jefferson-Pilot Corp. ............................       53,376
   1,000            Loews Corp. ......................................       46,280
     300            MBIA, Inc. .......................................       15,000
   1,000            MGIC Investment Corp. ............................       65,340
     100            Progressive Corp. ................................       13,390
     200            XL Capital Ltd., Class A .........................       15,800
                                                                         ----------
                                                                          1,536,743
                                                                         ----------
Precious Metals - 0.11%
   2,200            Barrick Gold Corp. ...............................       38,170
   1,700            Placer Dome, Inc. ................................       21,743
                                                                         ----------
                                                                             59,913
                                                                         ----------
Publishing - 0.50%
   1,100            Deluxe Corp. .....................................       37,994
   2,400            Gannett, Inc. ....................................      144,264
     500            McGraw-Hill Cos., Inc. ...........................       29,100
     300            New York Times Co., Class A ......................       11,709
     900            R.R. Donnelley & Sons Co. ........................       24,345
     700            Tribune Co. ......................................       21,980
                                                                         ----------
                                                                            269,392
                                                                         ----------
Railroads - 0.28%
   3,700            Burlington Northern Santa Fe, Inc. ...............       98,975
   1,100            Norfolk Southern Corp. ...........................       17,732
     800            Union Pacific Corp. ..............................       37,520
                                                                         ----------
                                                                            154,227
                                                                         ----------
Restaurants - 0.53%
   8,900            McDonalds Corp. ..................................      241,546
   3,200            Starbucks Corp.* .................................       47,808
                                                                         ----------
                                                                            289,354
                                                                         ----------


BRINSON ENHANCED S&P 500 FUND




 Number of
   Shares                                                              Value
===========                                                      ================
COMMON STOCKS - (concluded)
Securities & Asset Management - 1.43%
   500        Bear Stearns Co., Inc. .........................   $   25,005
 4,950        Charles Schwab Corp. ...........................       56,925
 1,000        Franklin Resources, Inc. .......................       34,670
 1,300        John Hancock Financial Services, Inc. ..........       51,935
 1,300        Lehman Brothers Holdings, Inc. .................       73,905
 3,700        Merrill Lynch & Co., Inc. ......................      150,220
 7,000        Morgan Stanley Dean Witter & Co. ...............      324,450
 2,000        Stilwell Financial, Inc. .......................       39,000
   600        T. Rowe Price & Associates, Inc. ...............       17,580
                                                                 ----------
                                                                    773,690
                                                                 ----------
Semiconductor - 2.66%
 1,300        Advanced Micro Devices, Inc.* ..................       10,595
 1,500        Altera Corp.* ..................................       24,570
 1,400        Analog Devices, Inc.* ..........................       45,780
 4,200        Applied Materials, Inc.* .......................      119,448
 1,200        Applied Micro Circuits Corp.* ..................        8,388
   800        Broadcom Corp.* ................................       16,240
37,000        Intel Corp. ....................................      756,280
 2,400        Linear Technology Corp. ........................       78,720
 1,100        LSI Logic Corp.* ...............................       12,925
 1,800        Maxim Integrated Productions, Inc.* ............       62,892
 2,100        Micron Technology, Inc.* .......................       39,543
   600        Novellus Systems, Inc.* ........................       17,136
   900        QLogic Corp.* ..................................       17,100
 8,200        Texas Instruments, Inc. ........................      204,836
   400        Vitesse Semiconductor Corp.* ...................        3,100
   900        Xilinx, Inc.* ..................................       21,177
                                                                 ----------
                                                                  1,438,730
                                                                 ----------


 Number of
   Shares                                                              Value
===========                                                      ================

Specialty Retail - 2.24%
 1,200        Autozone, Inc.* ................................   $   62,232
   800        Bed, Bath & Beyond, Inc.* ......................       20,368
 1,000        Best Buy Co., Inc.* ............................       45,450
 1,800        Circuit City Stores, Inc. ......................       21,600
 3,600        CVS Corp. ......................................      119,520
 4,075        Dollar General Corp. ...........................       47,678
13,800        Home Depot, Inc. ...............................      529,506
 2,600        Lowe's Cos., Inc. ..............................       82,290
 1,700        Radioshack Corp. ...............................       41,225
 6,200        Staples, Inc.* .................................       82,584
 4,700        Walgreen Co. ...................................      161,821
                                                                 ----------
                                                                  1,214,274
                                                                 ----------
Thrifts - 0.60%
 1,100        Golden West Financial Corp. ....................       63,910
 6,750        Washington Mutual, Inc. ........................      259,740
                                                                 ----------
                                                                    323,650
                                                                 ----------
Tobacco - 1.24%
13,300        Philip Morris Cos., Inc. .......................      642,257
   900        UST, Inc. ......................................       29,880
                                                                 ----------
                                                                    672,137
                                                                 ----------
Wireless Telecommunications - 0.75%
 1,400        Alltel Corp. ...................................       81,130
10,592        AT&T Wireless Services, Inc.* ..................      158,244
 3,900        Nextel Communications, Inc.* ...................       33,696
 5,100        Sprint Corp. (PCS Group)* ......................      134,079
                                                                 ----------
                                                                    407,149
                                                                 ----------
Total Common Stocks (cost - $63,428,421)......................   53,029,671
                                                                 ----------

                                       17

BRINSON ENHANCED S&P 500 FUND


 Number of
  Shares                                                           Value
----------                                                    ---------------
TRACKING STOCK - 1.91%
   9,900   SPDR Trust Series 1 (cost - $1,067,918) ..........  $  1,033,956
                                                               ------------

Principal
 Amount                                           Maturity    Interest
 (000)                                              Date        Rate
---------                                        ---------- ------------
U.S. GOVERNMENT AGENCY OBLIGATION - 0.27%
$ 144  Federal Home Loan Bank (cost-$144,000) ... 10/01/01     3.15%@          144,000
                                                                           -----------
Total Investments (cost - $64,640,339) - 100.10%                            54,207,627
Liabilities in excess of other assets - (0.10)%                                (54,320)
                                                                           -----------
Net Assets - 100.00% .........................                             $54,153,307
                                                                           ===========

------------
*   Non-income producing security.
ADR American Depositary Receipt.
@  Interest rate shown is the discount rate at date of purchase.

                 See accompanying notes to financial statements

BRINSON ENHANCED NASDAQ-100 FUND

PORTFOLIO OF INVESTMENTS                           SEPTEMBER 30, 2001

    Number of
      Shares                                                             Value
=================                                                  ================
COMMON STOCKS - 99.94%
Computer Hardware & Business Machines - 9.92%
 10,000             3Com Corp. .................................   $    37,500
 24,800             Apple Computer, Inc.* ......................       384,648
 12,200             Brocade Communications Systems, Inc.*              171,166
142,500             Cisco Systems, Inc.* .......................     1,735,650
 55,200             Dell Computer Corp.* .......................     1,022,856
 11,000             Juniper Networks, Inc.* ....................       106,700
 21,500             Network Appliance, Inc.* ...................       146,200
 26,700             Palm, Inc.* ................................        38,982
 78,900             Sun Microsystems, Inc.* ....................       652,503
                                                                   -----------
                                                                     4,296,205
                                                                   -----------
Computer Software - 23.90%
 42,700             ADC Telecommunications, Inc.* ..............       149,023
 13,500             Adobe Systems, Inc. ........................       323,730
 19,600             BEA Systems, Inc.* .........................       187,964
 12,200             Citrix Systems, Inc.*(1) ...................       241,560
 14,200             Compuware Corp.* ...........................       118,286
  7,300             Electronic Arts, Inc.* .....................       333,391
 23,100             I2 Technologies, Inc.* .....................        79,464
 13,000             Intuit, Inc.* ..............................       465,400
  6,200             Mercury Interactive Corp.* .................       118,048
102,100             Microsoft Corp.* ...........................     5,224,457
 18,100             Novell, Inc.* ..............................        66,246
129,400             Oracle Systems Corp.* ......................     1,627,852
 18,300             Parametric Technology Corp.* ...............        94,977
 22,600             Peoplesoft, Inc.* ..........................       407,704
 12,100             Rational Software Corp.* ...................       104,786
 30,200             Siebel Systems, Inc.* ......................       392,902
 22,500             Veritas Software Co.* ......................       414,900
                                                                   -----------
                                                                    10,350,690
                                                                   -----------
Diversified Retail - 1.00%
 12,200             Costco Wholesale Corp.* ....................       433,832
                                                                   -----------
Drugs & Medicine - 13.22%
  4,500             Abgenix, Inc.* .............................       102,150
 26,700             Amgen, Inc.* ...............................     1,569,159
 11,100             Biogen, Inc.* ..............................       616,938
 14,300             Chiron Corp.*(1) ...........................       634,491
 13,700             Genzyme Corp.* .............................       622,254
  7,200             Human Genome Sciences, Inc.* ...............       222,552
  9,300             IDEC Pharmaceuticals Corp.* ................       461,001


    Number of
      Shares                                                             Value
=================                                                  ================
Drugs & Medicine - (concluded)
 40,600             Immunex Corp.* .............................   $   758,408
 14,100             Medimmune, Inc.* ...........................       502,383
 13,100             Millennium Pharmaceuticals, Inc.* ..........       232,656
                                                                   -----------
                                                                     5,721,992
                                                                   -----------
Electrical Power - 0.40%
  6,100             Molex, Inc. ................................       171,471
                                                                   -----------
Financial Services - 1.80%
 15,900             Concord EFS, Inc.* .........................       778,305
                                                                   -----------
Forest Products, Paper - 0.40%
 13,200             Smurfit-Stone Container Corp.* .............       174,636
                                                                   -----------
Industrial Services & Supplies - 1.01%
 10,900             Cintas Corp. ...............................       439,270
                                                                   -----------
Information & Computer Services - 3.23%
 14,700             CMG Information Services, Inc.* ............        14,700
  7,600             CNET Networks, Inc.* .......................        32,680
 14,400             Fiserv, Inc.* ..............................       492,480
 20,950             Paychex, Inc. ..............................       660,135
  7,000             TMP Worldwide, Inc.*(1) ....................       198,730
                                                                   -----------
                                                                     1,398,725
                                                                   -----------
Internet - 3.37%
 12,500             Amazon.Com, Inc.*(1) .......................        74,625
  4,700             Ariba, Inc.* ...............................         8,742
  6,000             Broadvision, Inc.* .........................         5,460
 12,300             Check Point Software Technologies Ltd.*            270,846
 11,000             Ebay, Inc.* ................................       503,250
 26,400             Exodus Communications, Inc.* ...............             0
  4,600             Inktomi Corp.* .............................        12,604
  7,700             RealNetworks, Inc.* ........................        37,422
 10,202             VeriSign, Inc.* ............................       427,464
 13,400             Yahoo!, Inc.* ..............................       118,054
                                                                   -----------
                                                                     1,458,467
                                                                   -----------
Long Distance & Phone Companies - 2.13%
  8,500             Level 3 Communications, Inc.*(1) ...........        32,130
 59,300             MCI Worldcom, Inc. .........................       891,872
                                                                   -----------
                                                                       924,002
                                                                   -----------

                                       19

BRINSON ENHANCED NASDAQ-100 FUND

 Number of
  Shares                                                    Value
==========                                             ==============
COMMON STOCKS - (concluded)
Manufacturing - High Technology - 10.87%
 22,100    CIENA Corp.* ..............................  $   227,409
 11,200    Comverse Technology, Inc.* ................      229,376
 50,400    Ericsson L M Telephone Co.(1) .............      175,896
 28,800    Flextronics International Ltd.* ...........      476,352
 69,700    JDS Uniphase Corp.* .......................      440,504
 12,200    KLA-Tencor Corp.* .........................      385,276
 49,500    Qualcomm, Inc.* ...........................    2,353,230
 20,900    Sanmina Corp.* ............................      283,822
 13,800    Tellabs, Inc.* ............................      136,344
                                                        -----------
                                                          4,708,209
                                                        -----------
Media - 5.71%
  8,900    Adelphia Communications Corp.*(1) .........      197,580
 24,500    Comcast Corp., Class A* ...................      878,815
 13,300    Echostar Communications Corp.* ............      309,491
 23,800    Gemstar-TV Guide International, Inc.* .....      469,098
 11,100    Panamsat Corp.* ...........................      258,852
 20,000    USA Networks, Inc.* .......................      359,600
                                                        -----------
                                                          2,473,436
                                                        -----------
Medical Products - 1.25%
 18,500    Biomet, Inc. ..............................      541,125
                                                        -----------
Motor Vehicles & Parts - 0.39%
  3,400    PACCAR, Inc. ..............................      166,838
                                                        -----------
Restaurants - 1.07%
 31,100    Starbucks Corp.* ..........................      464,634
                                                        -----------

 Number of
  Shares                                                    Value
==========                                             ==============
Semiconductor - 17.48%
 28,438    Altera Corp.* .............................  $   465,814
 24,000    Applied Materials, Inc.* ..................      682,560
 17,700    Applied Micro Circuits Corp.* .............      123,723
 19,100    Atmel Corp.* ..............................      127,588
  7,500    Broadcom Corp., Class A* ..................      152,250
 12,000    Conexant Systems, Inc.* ...................       99,600
129,000    Intel Corp. ...............................    2,636,760
 24,200    Linear Technology Corp. ...................      793,760
 26,500    Maxim Integrated Products, Inc.* ..........      925,910
  5,450    Microchip Technology, Inc.* ...............      146,060
  7,400    Novellus Systems, Inc.* ...................      211,344
  7,600    NVIDIA Corp.*(1) ..........................      208,772
  9,700    PMC-Sierra, Inc.* .........................       99,619
  6,300    Qlogic Corp.* .............................      119,700
 10,300    RF Micro Devices, Inc.* ...................      170,980
  8,500    Vitesse Semiconductor Corp.* ..............       65,875
 22,800    Xilinx, Inc.* .............................      536,484
                                                        -----------
                                                          7,566,799
                                                        -----------
Specialty Retail - 1.74%
 20,000    Bed, Bath & Beyond, Inc.* .................      509,200
 18,300    Staples, Inc.* ............................      243,756
                                                        -----------
                                                            752,956
                                                        -----------
Wireless Telecommunications - 1.05%
 52,400    Nextel Communications, Inc.* ..............      452,736
                                                        -----------
Total Common Stocks (cost - $105,563,275).............   43,274,328
                                                        -----------

Tracking Stock - 0.27%
  4,000   Nasdaq-100 Index Tracking Stock (cost - $116,780) ..........    115,920
                                                                      -----------



Total Investments (cost - $105,680,055) - 100.21% ...................  43,390,248
Liabilities in excess of other assets - (0.21)% .....................     (90,011)
                                                                      -----------
Net Assets - 100.00% ................................................ $43,300,237
                                                                      ===========

------------
*     Non-income producing security.

(1)   Security, or portion thereof, was on loan at September 30, 2001.

                 See accompanying notes to financial statements

BRINSON SECURITIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES               SEPTEMBER 30, 2001



                                                                                                 Enhanced           Enhanced
                                                                                                  S&P 500          Nasdaq-100
                                                                                                   Fund               Fund
Assets                                                                                       ----------------   ----------------
Investments in securities, at value (cost - $64,640,339 and $105,680,055, respectively) ..    $  54,207,627      $  43,390,248
Investments of cash collateral received for securities loaned, at value
 (cost - $0 and $1,558,300, respectively) ................................................                -          1,558,300
Cash .....................................................................................              673                  -
Receivable for shares of beneficial interest sold ........................................          164,872            215,466
Receivable for investments sold ..........................................................                -             81,210
Dividends and interest receivable ........................................................           59,376              6,739
Other assets .............................................................................          101,328            122,232
                                                                                              -------------      -------------
Total assets .............................................................................       54,533,876         45,374,195
                                                                                              -------------      -------------

Liabilities
Payable for investments purchased ........................................................          191,900             48,654
Payable for shares of beneficial interest repurchased ....................................           61,060            234,992
Payable for cash collateral for securities loaned ........................................                -          1,558,300
Payable to custodian .....................................................................                -             30,648
Payable to affiliates ....................................................................           34,558             62,510
Accrued expenses and other liabilities ...................................................           93,051            138,854
                                                                                              -------------      -------------
Total liabilities ........................................................................          380,569          2,073,958
                                                                                              -------------      -------------

Net Assets
Beneficial interest shares - $0.001 par value outstanding (unlimited amount authorized) ..       68,973,532        125,822,550
Accumulated net investment income (loss) .................................................          105,955            (59,188)
Accumulated net realized losses from investment transactions .............................       (4,493,468)       (20,173,318)
Net unrealized depreciation of investments ...............................................      (10,432,712)       (62,289,807)
                                                                                              -------------      -------------
Net assets ...............................................................................    $  54,153,307      $  43,300,237
                                                                                              =============      =============

Class A:
Net assets ...............................................................................    $  15,526,100      $  12,187,257
                                                                                              -------------      -------------
Shares outstanding .......................................................................        2,197,160          3,758,840
                                                                                              -------------      -------------
Net asset value per share ................................................................            $7.07              $3.24
                                                                                                       ====               ====
Maximum offering price per share (net asset value plus sales charge of 3.00% and 4.50% of offering
 price, respectively) ....................................................................            $7.29              $3.39
                                                                                                       ====               ====

Class B:
Net assets ...............................................................................    $   9,596,113      $  16,299,196
                                                                                              -------------      -------------
Shares outstanding .......................................................................        1,362,641          5,082,779
                                                                                              -------------      -------------
Net asset value and offering price per share .............................................            $7.04              $3.21
                                                                                                       ====               ====

Class C:
Net assets ...............................................................................    $   7,796,057      $  13,663,093
                                                                                              -------------      -------------
Shares outstanding .......................................................................        1,108,474          4,261,268
                                                                                              -------------      -------------
Net asset value and offering price per share .............................................            $7.03              $3.21
                                                                                                       ====               ====
Class Y:
Net assets ...............................................................................    $  21,235,037      $   1,150,691
                                                                                              -------------      -------------
Shares outstanding .......................................................................        2,993,465            353,715
                                                                                              -------------      -------------
Net asset value, offering price and redemption value per share ...........................            $7.09              $3.25
                                                                                                      =====              =====

                 See accompanying notes to financial statements

BRINSON SECURITIES TRUST

STATEMENT OF OPERATIONS




                                                                                               For the Year Ended
                                                                                               September 30, 2001
                                                                                      -------------------------------------
                                                                                           Enhanced            Enhanced
                                                                                           S&P 500            Nasdaq-100
                                                                                             Fund                Fund
                                                                                      -----------------   -----------------
Investment income:
 Dividends (net of foreign withholding taxes of $3,052 and $403, respectively).....     $     591,530       $      39,345
Interest ..........................................................................            22,130              11,879
                                                                                        -------------       -------------
                                                                                              613,660              51,224
                                                                                        -------------       -------------
Expenses:
Investment advisory and administration fees .......................................           180,596             565,835
Service fees - Class A ............................................................            32,783              62,829
Service and distribution fees - Class B ...........................................            67,423             275,490
Service and distribution fees - Class C ...........................................            49,649             207,414
Federal and state registration fees ...............................................           143,784             171,579
Professional fees .................................................................            45,774              72,622
Reports and notices to shareholders ...............................................            26,313              82,830
Transfer agency and related services fees .........................................            19,880             105,774
Custody and accounting ............................................................            12,295              23,475
Trustees' fees ....................................................................            10,500              10,500
Other expenses ....................................................................             9,560              10,583
                                                                                        -------------       -------------
                                                                                              598,557           1,588,931
Less: Fee waivers from investment advisor .........................................          (118,750)           (266,174)
                                                                                        -------------       -------------
Net expenses ......................................................................           479,807           1,322,757
                                                                                        -------------       -------------
Net investment income (loss) ......................................................           133,853          (1,271,533)
                                                                                        -------------       -------------
Realized and unrealized losses from investment activities:
Net realized losses from investment transactions ..................................        (3,866,729)        (20,035,571)
Net change in unrealized appreciation/depreciation of investments .................        (9,935,661)        (59,896,534)
                                                                                        -------------       -------------
Net realized and unrealized losses from investment activities .....................       (13,802,390)        (79,932,105)
                                                                                        -------------       -------------
Net decrease in net assets resulting from operations ..............................     $ (13,668,537)      $ (81,203,638)
                                                                                        =============       =============



                 See accompanying notes to financial statements

BRINSON SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS




                                                                             Enhanced
                                                                              S&P 500
                                                                               Fund
                                                                -----------------------------------
                                                                                   For the Period
                                                                     For the      April 26, 2000+
                                                                   Year Ended          through
                                                                  September 30,     September 30,
                                                                      2001              2000
                                                                ---------------- ------------------
From operations:
Net investment income (loss) ..................................  $      133,853    $        2,560
Net realized gains (losses) from investment transactions ......      (3,866,729)         (566,183)
Net change in unrealized appreciation/depreciation of
 investments ..................................................      (9,935,661)         (497,051)
                                                                 --------------    --------------
Net decrease in net assets resulting from operations ..........     (13,668,537)       (1,060,674)
                                                                 --------------    --------------
Dividends and distributions to shareholder from:
Net investment income - Class A ...............................         (20,389)                -
Net investment income - Class C ...............................          (6,963)                -
Net investment income - Class Y ...............................          (3,106)                -
 Net realized gains from investment transactions - Class A.....         (24,204)                -
 Net realized gains from investment transactions - Class B.....         (19,402)                -
 Net realized gains from investment transactions - Class C.....         (14,559)                -
 Net realized gains from investment transactions - Class Y.....          (2,391)                -
                                                                 --------------    --------------
                                                                        (91,014)                -
                                                                 --------------    --------------
From beneficial interest transactions:
Net proceeds from the sale of shares ..........................      73,057,573        31,731,746
Cost of shares repurchased ....................................     (25,736,789)      (10,220,012)
Proceeds from dividends reinvested ............................          91,014                 -
                                                                 --------------    --------------
Net increase in net assets from beneficial interest
 transactions .................................................      47,411,798        21,511,734
                                                                 --------------    --------------
Net increase (decrease) in net assets .........................      33,652,247        20,451,060

Net Assets:
Beginning of period ...........................................      20,501,060            50,000
                                                                 --------------    --------------
End of period .................................................  $   54,153,307    $   20,501,060
                                                                 ==============    ==============
Accumulated undistributed net investment income ...............  $      105,955    $        2,560
                                                                 ==============    ==============



                                                                            Enhanced
                                                                           Nasdaq-100
                                                                              Fund
                                                                ---------------------------------
                                                                                  For the Period
                                                                    For the      April 26, 2000+
                                                                   Year Ended        through
                                                                 September 30,    September 30,
                                                                      2001             2000
                                                                --------------- -----------------
From operations:
Net investment income (loss) ..................................  $  (1,271,533)  $     (503,383)
Net realized gains (losses) from investment transactions ......    (20,035,571)         222,160
Net change in unrealized appreciation/depreciation of
 investments ..................................................    (59,896,534)      (2,393,273)
                                                                 -------------   --------------
Net decrease in net assets resulting from operations ..........    (81,203,638)      (2,674,496)
                                                                 -------------   --------------
Dividends and distributions to shareholder from:
Net investment income - Class A ...............................              -                -
Net investment income - Class C ...............................              -                -
Net investment income - Class Y ...............................              -                -
 Net realized gains from investment transactions - Class A.....              -                -
 Net realized gains from investment transactions - Class B.....              -                -
 Net realized gains from investment transactions - Class C.....              -                -
 Net realized gains from investment transactions - Class Y.....              -                -
                                                                 -------------   --------------
                                                                             -                -
                                                                 -------------   --------------
From beneficial interest transactions:
Net proceeds from the sale of shares ..........................     86,132,455      106,025,112
Cost of shares repurchased ....................................    (50,395,450)     (14,633,746)
Proceeds from dividends reinvested ............................              -                -
                                                                 -------------   --------------
Net increase in net assets from beneficial interest
 transactions .................................................     35,737,005       91,391,366
                                                                 -------------   --------------
Net increase (decrease) in net assets .........................    (45,466,633)      88,716,870

Net Assets:
Beginning of period ...........................................     88,766,870           50,000
                                                                 -------------   --------------
End of period .................................................  $  43,300,237   $   88,766,870
                                                                 =============   ==============
Accumulated undistributed net investment income ...............  $         -     $          -
                                                                 =============   ==============


------------
+ Commencement of operations.

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Brinson Enhanced S&P 500 Fund is a diversified series of Brinson Securities Trust ("Trust") and Brinson Enhanced Nasdaq-100 Fund is a non-diversified series of the Trust. The Trust is a professionally managed, open-end management investment company organized as a Delaware business trust. The Brinson Enhanced S&P 500 Fund and Brinson Enhanced Nasdaq-100 Fund (collectively, the "Funds") investment objective is to seek higher total return over the long term than the S&P 500 Index and the Nasdaq 100 Index, respectively. Offering costs have been deferred and amortized using the straight line method through the first fiscal period end, September 30, 2000. Prior to the commencement of operations on April 26, 2000, the Funds had no activity other than the sale of total 5,000 shares of Class A, Class B, Class C and Class Y to Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.), the investment advisor, administrator and principal underwriter of the Funds. Brinson Advisors is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

     Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class Y shares have no service or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:


  Valuation of Investments--Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Brinson Advisors. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

  Repurchase Agreements--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by Brinson Advisors.

  Investment Transactions and Investment Income-Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-date. The amounts of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


INVESTMENT ADVISOR AND ADMINISTRATOR

     The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Brinson Advisors, under which Brinson Advisors serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay Brinson Advisors an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.40% of average daily net assets for Enhanced S&P 500 Fund and 0.75% of average daily net assets for Enhanced Nasdaq-100 Fund. Brinson Advisors pays DSI International Management, Inc., ("DSI") an indirect wholly owned asset management subsidiary of UBS AG, to serve as each Fund's sub-advisor. Brinson Advisors (not the Funds) pays DSI a fee, accrued daily and paid monthly, at an annual rate of 0.20% of average daily net assets for Enhanced S&P 500 Fund and 0.35% of average daily net assets for Enhanced Nasdaq-100 Fund. At September 30, 2001, Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund owed Brinson Advisors $22,187 and $31,303 in investment advisory and administration fees, respectively.

     For the year ended September 30, 2001, Brinson Advisors has voluntarily undertaken to waive a portion of each Fund's investment advisory and administration fees and reimburse a portion of each Fund's other expenses when necessary, to maintain Enhanced S&P 500 Fund's and Enhanced Nasdaq-100 Fund's total annual operating expenses at a level not to exceed 0.98%, 1.38%, 1.38% and 0.73%, and 1.28%, 2.03%, 2.03% and 1.03% of each Funds' average daily net assets for Class A, Class B, Class C and Class Y shares, respectively.

     For the year ended September 30, 2001, the Funds did not pay any brokerage commissions to UBS PaineWebber, Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, or any other affiliated broker-dealer for transactions executed on behalf of the Funds.

------------
*     UBS PaineWebber is a service mark of UBS AG.

DISTRIBUTION PLANS

     Brinson Advisors is the principal underwriter of each Fund's shares and has appointed selected dealers for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Funds pay Brinson Advisors monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares, respectively, and monthly distribution fees (1) at the annual rate of 0.40% of average daily net assets on Class B and Class C shares for Enhanced S&P 500 Fund and (2) at the annual rate of 0.75% of average daily net assets on Class B and Class C shares for Enhanced Nasdaq-100 Fund. At September 30, 2001, the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund owed Brinson Advisors $12,371 and $30,926 in service and distribution fees, respectively.

     Brinson Advisors also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Brinson Advisors has informed each Fund that for the year ended September 30, 2001, it earned $113,656 and $444,709 in sales charges for the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund, respectively.


TRANSFER AGENCY AND RELATED SERVICES FEES

     UBS PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., each Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the year ended September 30, 2001, UBS PaineWebber received from PFPC, Inc., not the Funds, approximately 56% and 55% of the total transfer agency and related services fees collected by PFPC, Inc. from the Enhanced S&P 500 Fund and Enhanced Nasdaq-100 Fund, respectively.


SECURITIES LENDING

     Each Fund may lend securities up to 331|M/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended September 30, 2001, Enhanced Nasdaq-100 Fund earned $9,654 for lending securities. The Fund's lending agent is UBS PaineWebber, who earned $3,386 in compensation from the Fund in that capacity for the year ended September 30, 2001. At September 30, 2001 Enhanced Nasdaq-100 Fund owed UBS PaineWebber $281 in compensation.

     For the year ended September 30, 2001, Enhanced S&P 500 Fund did not participate in the securities lending program.

     At September 30, 2001, Enhanced Nasdaq-100 Fund had securities on loan having a market value of $1,401,649. The Enhanced Nasdaq-100 Fund's custodian held cash and/or equivalents having an aggregate value of $1,558,300 as collateral for portfolio securities loaned which was invested in the following money market funds:

  Number of
    Shares                                                                                              Value
-------------                                                                                       ------------
     56,377   AIM Liquid Assets Portfolio .........................................................  $   56,377
         94   AIM Prime Portfolio .................................................................          94
  1,501,829   Brinson Private Money Market Fund LLC ...............................................   1,501,829
                                                                                                     ----------
              Total investments of cash collateral received for securities loaned (cost-$1,558,300)  $1,558,300
                                                                                                     ==========

BANK LINE OF CREDIT

     Each Fund may participate with other funds managed, advised or sub-advised by Brinson Advisors in a $300 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each Fund at the request of the shareholders or other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended September 30, 2001, the Funds did not borrow under the Facility.


INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned by the Enhanced S&P 500 Fund and the Enhanced Nasdaq-100 Fund at September 30, 2001, were $67,735,442 and $108,751,142, respectively.

     At September 30, 2001, the components of net unrealized depreciation of investments were as follows:


                                                                               Enhanced           Enhanced
                                                                                S&P 500          Nasdaq-100
                                                                                 Fund               Fund
                                                                           ----------------   ----------------
   Gross appreciation (investments having an excess of value over cost)     $   1,161,169      $     999,204
   Gross depreciation (investments having an excess of cost over value)       (14,688,984)       (66,360,098)
                                                                            -------------      -------------
   Net unrealized depreciation of investments ..........................    $ (13,527,815)     $ (65,360,894)
                                                                            =============      =============


     For the year ended September 30, 2001, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                            Enhanced         Enhanced
                             S&P 500        Nasdaq-100
                              Fund             Fund
                         --------------   --------------
   Purchases .........    $74,948,360      $55,809,706
   Sales .............    $27,557,523      $21,571,535

FEDERAL TAX STATUS

     Each Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to federal excise tax.

     To reflect reclassifications arising from permanent "book/tax" differences for the year ended September 30, 2001, the Enhanced Nasdaq-100 Fund's accumulated net realized loss from investment transactions was increased by $31,128, accumulated net investment loss was decreased by $1,386,949 and beneficial interest was reduced by $1,355,821. Permanent book/tax differences are primarily attributable to net operating loss.

     At September 30, 2001, the Enhanced S&P 500 Fund and the Enhanced Nasdaq-100 Fund had net capital loss carryforwards of $15,413 and $365,067, respectively, which will expire by September 30, 2009. These losses are available as a reduction, to the extent provided in the regulations, of future net realized capital gains. In accordance with U.S. Treasury regulations, the Enhanced S&P 500 Fund and the Enhanced Nasdaq-100 Fund have elected to defer $1,382,941 and $16,737,164, respectively, of net capital losses arising after October 31, 2000. Such losses are treated for tax purposes as arising on October 31, 2001.

SHARES OF BENEFICIAL INTEREST

     There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                                         CLASS A                          CLASS B
                             -------------------------------- --------------------------------
                                  SHARES          AMOUNT           SHARES          AMOUNT
                             --------------- ---------------- --------------- ----------------
ENHANCED S&P 500 FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2001:
Shares sold ................     3,071,524    $ 26,239,074      1,192,668    $ 10,248,155
Shares repurchased .........    (1,726,667)    (14,642,089)      (630,346)     (5,260,201)
Shares converted from
 Class B to Class A ........           997           7,643         (1,000)         (7,643)
Dividends reinvested .......         5,073          46,203          1,970          18,104
                                ----------    ------------      ---------    ------------
Net increase ...............     1,350,927    $ 11,650,831        563,292    $  4,998,415
                                ==========    ============      =========    ============
ENHANCED S&P 500 FUND
FOR THE PERIOD
APRIL 26, 2000+ THROUGH
SEPTEMBER 30, 2000:
Shares sold ................     1,745,823    $ 17,404,177        888,383    $  8,779,275
Shares repurchased .........      (901,204)     (8,442,042)       (89,919)       (884,571)
Shares converted from
 Class B to Class A ........           364           3,630           (365)         (3,630)
                                ----------    ------------      ---------    ------------
Net increase ...............       844,983    $  8,965,765        798,099    $  7,891,074
                                ==========    ============      =========    ============
ENHANCED NASDAQ-100 FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2001:
Shares sold ................     6,443,151    $ 44,106,524      3,202,645    $ 20,389,210
Shares repurchased .........    (5,265,194)    (31,289,456)    (1,959,106)    (11,387,650)
Shares converted from
 Class B to Class A ........         8,108          47,806         (8,161)        (47,806)
                                ----------    ------------     ----------    ------------
Net increase ...............     1,186,065    $ 12,864,874      1,235,378    $  8,953,754
                                ==========    ============     ==========    ============
ENHANCED NASDAQ-100 FUND
FOR THE PERIOD
APRIL 26, 2000+ THROUGH
SEPTEMBER 30, 2000:
Shares sold ................     3,236,588    $ 32,998,424      4,257,079    $ 42,928,621
Shares repurchased .........      (670,948)     (6,946,961)      (405,032)     (4,079,455)
Shares converted from
 Class B to Class A ........         5,885          57,007         (5,896)        (57,007)
                                ----------    ------------     ----------    ------------
Net increase ...............     2,571,525    $ 26,108,470      3,846,151    $ 38,792,159
                                ==========    ============     ==========    ============



                                         CLASS C                       CLASS Y
                             ------------------------------- ----------------------------
                                  SHARES          AMOUNT         SHARES        AMOUNT
                             --------------- --------------- ------------- --------------
ENHANCED S&P 500 FUND
FOR THE YEAR ENDED
SEPTEMBER 30, 2001:
Shares sold ................     1,251,111    $ 10,797,582      3,077,488    $ 25,772,762
Shares repurchased .........      (553,481)     (4,671,893)      (147,918)     (1,162,606)
Shares converted from
 Class B to Class A ........            --              --             --              --
Dividends reinvested .......         2,308          21,210            597           5,497
                                 ---------    ------------     ----------    -----------
Net increase ...............       699,938    $  6,146,899      2,930,167    $ 24,615,653
                                 =========    ============     ==========    ============
ENHANCED S&P 500 FUND
FOR THE PERIOD
APRIL 26, 2000+ THROUGH
September 30, 2000:
Shares sold ................       496,962    $  4,932,107         62,495    $    616,187
Shares repurchased .........       (89,676)       (889,021)          (447)         (4,378)
Shares converted from
 Class B to Class A ........            --              --             --              --
                                 ---------    ------------     ----------    ------------
Net increase ...............       407,286    $  4,043,086         62,048    $    611,809
                                 =========    ============     ==========    ============
Enhanced Nasdaq-100 Fund
For the Year Ended
September 30, 2001:
Shares sold ................     3,056,764    $ 19,165,163        354,220    $  2,471,558
Shares repurchased .........    (1,245,233)     (6,775,224)      (177,283)       (943,120)
Shares converted from
 Class B to Class A ........            --              --             --              --
                                ----------    ------------     ----------    ------------
Net increase ...............     1,811,531    $ 12,389,939        176,937    $  1,528,438
                                ==========    ============     ==========    ============
Enhanced Nasdaq-100 Fund
For the Period
April 26, 2000+ through
September 30, 2000:
Shares sold ................     2,754,644    $ 27,833,175        222,767    $  2,264,892
Shares repurchased .........      (306,157)     (3,125,289)       (47,239)       (482,041)
Shares converted from
 Class B to Class A ........            --              --             --              --
                                ----------    ------------     ----------    ------------
Net increase ...............     2,448,487    $ 24,707,886          175,528  $  1,782,851
                                ==========    ============     ==========    ============

------------
+ Commencement of operations

BRINSON ENHANCED S&P 500 FUND

FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                 CLASS A                            CLASS B
                                    ---------------------------------- ----------------------------------
                                                      FOR THE PERIOD                     FOR THE PERIOD
                                      FOR THE YEAR   APRIL 26, 2000+    FOR THE YEAR   APRIL 26, 2000+
                                         ENDED            THROUGH           ENDED            THROUGH
                                     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,
                                          2001             2000              2001             2000
                                    --------------- ------------------ --------------- ------------------
Net asset value, beginning of
 period ........................... $    9.69           $  10.00        $    9.68             $ 10.00
                                    ---------           --------        ---------           ---------
Net investment income (loss).......      0.03 @             0.01             0.00 @#           ( 0.01)
Net realized and unrealized
 losses from investments ..........    ( 2.61)@           ( 0.32)          ( 2.62)@            ( 0.31)
                                    ---------           --------        ---------           ---------
Net decrease from investment
 operations .......................    ( 2.58)            ( 0.31)          ( 2.62)             ( 0.32)
                                    ---------           --------        ---------           ---------
Dividends from net
 investment income ................    ( 0.02)                --               --                  --
Distributions from net realized
 gains from investment
 transactions .....................    ( 0.02)                --           ( 0.02)                 --
                                    ---------                           ---------           ---------
Total dividends and
 distributions ....................    ( 0.04)                --           ( 0.02)                --
                                    ---------                           ---------           ---------
Net asset value, end of period..... $    7.07           $   9.69        $    7.04           $    9.68
                                    =========           ========        =========           =========
Total investment return (1) .......    (26.77)%           ( 3.10)%         (27.13)%            ( 3.20)%
                                    =========           ========        =========           =========
Ratios/Supplemental Data:
Net assets, end of period
 (000's) .......................... $  15,526           $  8,197          $ 9,596            $  7,735
Expenses to average net
 assets, net of waivers from
 advisor ..........................      0.98%              0.98%*           1.38%               1.38%*
Expenses to average net
 assets, before waivers
 from advisor .....................      1.31%              4.29%*           1.80%               4.88%*
Net investment income (loss)
 to average net assets, net
 of waivers from advisor ..........      0.37%              0.24%*         ( 0.05)%            ( 0.20)%*
Net investment income (loss)
 to average net assets,
 before waivers from
 advisor ..........................      0.04%            ( 3.05)%*        ( 0.47)%            ( 3.70)%*
Portfolio turnover ................        63%                74%              63%                 74%



                                                 CLASS C                            CLASS Y
                                    ---------------------------------- ---------------------------------
                                                      FOR THE PERIOD                     FOR THE PERIOD
                                      FOR THE YEAR   APRIL 26, 2000+    FOR THE YEAR   APRIL 26, 2000+
                                         ENDED            THROUGH           ENDED           THROUGH
                                     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                          2001             2000              2001             2000
                                    --------------- ------------------ --------------- -----------------
Net asset value, beginning of
 period ...........................   $  9.68           $  10.00          $  9.71             $ 10.00
                                    ---------           --------          -------             -------
Net investment income (loss).......      0.00 @#          ( 0.01)            0.05 @              0.01
Net realized and unrealized
 losses from investments ..........    ( 2.62)@           ( 0.31)          ( 2.63)@            ( 0.30)
                                    ---------           --------          -------             -------
Net decrease from investment
 operations .......................    ( 2.62)            ( 0.32)          ( 2.58)             ( 0.29)
                                    ---------           --------          -------             -------
Dividends from net
 investment income ................    ( 0.01)                --           ( 0.02)                 --
Distributions from net realized
 gains from investment
 transactions .....................    ( 0.02)                --           ( 0.02)                 --
                                    ---------           --------          -------             -------
Total dividends and
 distributions ....................    ( 0.03)                --           ( 0.04)                 --
                                    ---------           --------          -------             -------
Net asset value, end of period.....   $  7.03           $   9.68          $  7.09             $  9.71
                                    =========           =======          =======              =======
Total investment return (1) .......    (27.16)%           ( 3.20)%         (26.65)%            ( 2.90)%
                                    =========           ========          =======             =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's) ..........................   $ 7,796           $  3,954          $21,235               $ 615
Expenses to average net
 assets, net of waivers from
 advisor ..........................      1.38%              1.38%*           0.73%               0.73%*
Expenses to average net
 assets, before waivers
 from advisor .....................      1.75%              4.88%*           0.76%               4.23%*
Net investment income (loss)
 to average net assets, net
 of waivers from advisor ..........    ( 0.04)%           ( 0.21)%*          0.67%               0.41%*
Net investment income (loss)
 to average net assets,
 before waivers from
 advisor ..........................    ( 0.41)%           ( 3.71)%*          0.64%             ( 3.09)%*
Portfolio turnover ................        63%               74%               63%                 74%

------------
*     Annualized.

+     Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

#     Actual amount is less than $(0.005) per share.

@     Calculated using the average monthly shares outstanding for the year.

BRINSON ENHANCED NASDAQ-100 FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:




                                                 CLASS A                            CLASS B
                                    ---------------------------------- ----------------------------------
                                                      FOR THE PERIOD                     FOR THE PERIOD
                                      FOR THE YEAR   APRIL 26, 2000+     FOR THE YEAR   APRIL 26, 2000+
                                         ENDED            THROUGH           ENDED            THROUGH
                                     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,     SEPTEMBER 30,
                                          2001             2000              2001             2000
                                    --------------- ------------------ --------------- ------------------
Net asset value, beginning of
 period ...........................    $  9.83          $ 10.00         $  9.80        $ 10.00
                                       -------          -------         -------        -------
Net investment loss ...............     ( 0.07)@         ( 0.04)         ( 0.11)@       ( 0.06)
Net realized and unrealized
 losses from investments ..........     ( 6.52)@         ( 0.13)         ( 6.48)@       ( 0.14)
                                       -------          -------         -------        -------
Net decrease from investment
 operations .......................     ( 6.59)          ( 0.17)         ( 6.59)        ( 0.20)
                                       -------          -------         -------        -------
Net asset value, end of period.....    $  3.24          $  9.83         $  3.21        $  9.80
                                       =======          =======         =======        =======
Total investment return(1) ........     (67.04)%         ( 1.70)  %      (67.24)%       ( 2.00)%
                                       =======          =======         =======        =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's) ..........................    $12,187          $25,301         $16,299        $37,714
Expenses to average net
 assets, net of waivers from
 advisor ..........................       1.28%            1.28%*          2.03%          2.03%*
Expenses to average net
 assets, before waivers
 from advisor .....................       1.62%            2.07%*          2.42%          2.82%*
Net investment loss to
 average net assets, net of
 waivers from advisor .............     ( 1.21)%         ( 1.25)%*       ( 1.96)%       ( 2.00)%*
Net investment loss to
 average net assets, before
 waivers from advisor .............     ( 1.55)%         ( 2.04)%*       ( 2.35)%       ( 2.79)%*
Portfolio turnover ................         29%               5%             29%             5%



                                                 CLASS C                            CLASS Y
                                    ---------------------------------- ---------------------------------
                                                      FOR THE PERIOD                     FOR THE PERIOD
                                      FOR THE YEAR   APRIL 26, 2000+     FOR THE YEAR   APRIL 26, 2000+
                                         ENDED            THROUGH           ENDED           THROUGH
                                     SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                          2001             2000              2001             2000
                                    --------------- ------------------ --------------- -----------------
Net asset value, beginning of
 period ...........................    $    9.80          $ 10.00         $  9.84        $ 10.00
                                       ---------          -------         -------        -------
Net investment loss ...............       ( 0.11)@         ( 0.06)         ( 0.05)@       ( 0.03)
Net realized and unrealized
 losses from investments ..........       ( 6.48)@         ( 0.14)         ( 6.54)@       ( 0.13)
                                       ---------          -------         -------        -------
Net decrease from investment
 operations .......................       ( 6.59)          ( 0.20)         ( 6.59)        ( 0.16)
                                       ---------          -------         -------        -------
Net asset value, end of period.....    $    3.21          $  9.80         $  3.25        $  9.84
                                       =========          =======         =======        =======
Total investment return(1) ........       (67.24)%         ( 2.00)  %      (66.97)%        1.60)%
                                       =========          =======         =======        =======
Ratios/Supplemental Data:
Net assets, end of period
 (000's) ..........................    $  13,663          $24,012         $ 1,151        $ 1,740
Expenses to average net
 assets, net of waivers from
 advisor ..........................         2.03%            2.03%*          1.03%          1.03%*
Expenses to average net
 assets, before waivers
 from advisor .....................         2.36%            2.82%*          1.40%          2.02%*
Net investment loss to
 average net assets, net of
 waivers from advisor .............       ( 1.96)%         ( 2.00)%*       ( 0.96)%       ( 1.00)%*
Net investment loss to
 average net assets, before
 waivers from advisor .............       ( 2.29)%         ( 2.79)%*       ( 1.33)%       ( 1.99)%*
Portfolio turnover ................           29%               5%             29%            5%

------------
*     Annualized

+     Commencement of operations.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

@     Calculated using the average monthly shares outstanding for the year.

BRINSON ENHANCED S&P 500 FUND
BRINSON ENHANCED NASDAQ-100 FUND


REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS



The Board of Trustees and Shareholders
Brinson Enhanced S&P 500 Fund
Brinson Enhanced Nasdaq-100 Fund


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Brinson Enhanced S&P 500 Fund and Brinson Enhanced Nasdaq-100 Fund (the "Funds") as of September 30, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Brinson Enhanced S&P 500 Fund and Brinson Enhanced Nasdaq-100 Fund at September 30, 2001, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernest & Young LLP
                                                    ----------------------

New York, New York
October 29, 2001

BRINSON ENHANCED S&P 500 FUND
BRINSON ENHANCED NASDAQ-100 FUND



TAX INFORMATION (unaudited)



     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (September 30, 2001) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, the percentage of dividends paid by the Enhanced S&P 500 Fund that qualify for the 70% dividends received deduction for corporate shareholders is 12.22%.


     Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.


     Since the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2001. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2002. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

                 (This page has been left blank intentionally.)

TRUSTEES


E. Garrett Bewkes, Jr.        George W. Gowen
Chairman                      William W. Hewitt, Jr.
Margo N. Alexander            Morton L. Janklow
Richard Q. Armstrong          Frederic V. Malek
David J. Beaubien             Carl W. Schafer
Richard R. Burt               William D. White
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms               John J. Holmgren
President                     Vice President

Amy R. Doberman               John J. Holmgren, Jr.
Vice President and Secretary  Vice President

Paul H. Schubert
Vice President and Treasurer

INVESTMENT ADVISOR,
ADMINISTRATOR AND  PRINCIPAL UNDERWRITER

Brinson Advisors, Inc.
51 West 52nd Street
New York, New York 10019-6114


SUBADVISOR

DSI International Management, Inc.
301 Merritt 7
Norwalk, CT 06851


This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.



                                                BRINSON ADVISORS
                                                (c) 2001 Brinson Advisors, Inc.
                                                All Rights Reserved

                                                BRINSON
                                                ENHANCED
                                                S&P 500 FUND
                                                BRINSON
                                                ENHANCED
                                                NASDAQ-100 FUND
                                                --------------------------------
                                                SEPTEMBER 30, 2001

                                                ANNUAL REPORT